Offerings - Offering: 1	Aug. 13, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	3,000,000
Maximum Aggregate Offering Price	$ 49,740,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-258774
Carry Forward Initial Effective Date	Aug. 13, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,705.75
Offering Note	(a) The amount of Common Stock registered hereby shall also be deemed to cover any additional shares that may be offered or may become issuable as a result of any stock split, stock dividend, or other change in the capitalization of Old National Bancorp ("Old National"). (b) Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") includes 3,000,000 shares of Common Stock previously registered on an expiring registration statement on Form S-3ASR (File No. 333-258774), filed by Old National on August 13, 2021, which remain unsold as of August 13, 2024, and for which Old National previously paid a filing fee of $9,705.75 pursuant to registration statements on Form S-3ASR (File Nos. 333-258774, 333-226817, 333-206352, 333-183344 and 333-161394) and Form S-3 (File Nos. 333-120545 and 333-20083) filed on August 13, 2021, August 13, 2018, August 13, 2015, August 16, 2012, August 17, 2009, November 16, 2004 and January 21, 1997, respectively (collectively, the "Prior Registration Statements"), which will continue to be applied to such unsold shares. Accordingly, no filing fee is due in connection with the filing of this Registration Statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statements will be deemed terminated as of the date of effectiveness of this Registration Statement. (c) The Maximum Aggregate Offering Price is calculated pursuant to Rule 457(c) under the Securities Act, based on the average high and low prices reported on the Nasdaq Global Select Market on August 10, 2021, which was $16.58.